Note 16 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
16.	Financial instruments

a.	Capital management

The Company’s primary objective when managing capital is to ensure its ability to continue as a going concern in order to pursue the development of its product candidates.

The capital structure consists of equity offset by cash and short and long-term investments.

Cash in excess of immediate working capital requirements is invested in accordance with the Company’s investment policy, primarily with a view to liquidity and capital preservation. At
December 31, 2017,
short and long-term investments are held in guaranteed investment certificates with a Canadian chartered bank.

The Company monitors its cash requirements and market conditions to anticipate the timing of requiring additional capital to finance the development of its product candidates.

The Company has incurred losses and cumulative negative operating cash flows since its inception. The Company anticipates that it will continue to incur losses for at least the next several years in order to fund its operations. The Company expects its research and development, general and administrative and commercial expenses to increase and, as a result, the Company will need additional capital to fund its operations, which it may
raise through any
one
or a combination of equity offerings, debt financings, other third
-party funding, marketing and distribution arrangements and other collaborations, strategic alliance and licensing arrangements.

To date, the Company has financed its cash requirements primarily from the issuance of common shares, preferred shares and convertible notes. Although the Company’s cash position as at
December 31, 2017
exceeds the Company’s anticipated level of gross expenditures for at least the next twelve
months, the Company believes that its current liquidities will not
be sufficient to carry its current development program through to commercialization. If the Company is unable to secure additional financing, it will be required to curtail some or all of its operations. There can be no
assurance that such financing will materialize on a timely basis or be obtained on acceptable terms.

In order to maximize the full value of the Company’s assets and its ongoing development efforts, the Company does not
pay out dividends.

The Company is
not
subject to any externally imposed restrictions, covenants or capital requirements.

b.	Fair value of financial instruments

The Company has determined that the carrying amount of its cash, short and long-term investments, interest receivable, other receivables and accounts payable and accrued liabilities approximates their fair value because of the relatively short periods to maturity of these instruments.

c.	Financial risk management objectives

The Company is exposed to certain financial risks, including liquidity risk, foreign currency risk, interest rate risk and credit risk. Management is responsible for setting acceptable levels of risk and reviewing risk management activities as necessary.

d.	Liquidity risk management

Liquidity risk is the risk that the Company will
not
be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure and financial leverage as outlined in note
16
a) above.

The balance of accounts payable and accrued liabilities is due within one
year. For information on the maturity of commitments and contingencies, see note
14.

e.	Foreign currency risk management

The Company is exposed to the financial risk related to the fluctuation of foreign exchange rates. The Company incurs a portion of its expenses in Canadian dollars and in Euros as well as other currencies to a lesser extent. A change in the currency exchange rates between the US dollar relative to the Canadian dollar or the Euro could have a significant effect on the Company’s results of operations, financial position or cash flows. The Company does not
have in place any tools to manage its foreign exchange risk, other than keeping expected foreign currency cash requirements in the foreign currency to form a natural hedge.

The Company is exposed to currency risk through its cash, interest, sales tax and other receivables and accounts payable and accrued liabilities denominated in Canadian dollars and Euros as follows.

	December 31, 2017	December 31, 2016	December 31, 2015
	CA$	CA$	CA$
Cash	954,965	931,082	4,328,341
Interest, sales tax and other receivables	118,790	42,930	60,681
Accounts payable and accrued liabilities	(1,303,339)	(569,958)	(881,747)
Net exposure	(229,584)	404,054	3,507,275

	December 31, 2017	December 31, 2016	December 31, 2015
	EUR	EUR	EUR
Cash	139,056	63,033	98,060
Accounts payable and accrued liabilities	(637,369)	(421,451)	(362,978)
Net exposure	(498,313)	(358,418)	(264,918)

Based on the above net exposures as at
December 31, 2017,
and assuming that all other variables remain constant, a
10%
depreciation or appreciation of the US dollar against the Canadian dollar would result in an increase/decrease of
$18,263
on the Company’s net loss.

Based on the above net exposures as at
December 31, 2017,
and assuming that all other variables remain constant, a
10%
depreciation or appreciation of the US dollar against the Euro would result in an increase/decrease of
$59,823
on the Company’s net loss.

The following exchange rates applied during the year ended
December 31, 2017:

	Average rate	Reporting date rate
CA$ - US$	0.7703	0.7955
EURO – US$	1.1301	1.2005

f.	Interest rate risk management

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company is exposed to interest rate risk on its short and long-term investments. The objective of holding term deposits is to invest the Company’s excess cash resources in investment vehicles that provide a better rate of return compared to current interest bearing operating bank accounts with limited risk to the principal amount invested. The Company intends to match the maturities of its term deposits with the cash requirements of its operating activities. The Company does not
have in place any tools to manage its interest rate risk. The risk of a sudden, significant change in market interest rates relative to the interest rates earned on the Company’s short and long-term investments having an impact on the Company’s results of operations or cash flows is limited owing to the relative short-term nature of these investments.

g.	Credit risk management

Credit risk arises from cash, short and long-term investments, interest, and other receivables. The Company holds its cash and short and long-term investments at Canadian and US chartered banks. The credit risk of cash, short and long-term investments and interest receivable from short and long-term investments is limited because the counter-parties are chartered banks with high credit ratings assigned by international credit rating agencies.